Reserve for RSUs	12 Months Ended
Jun. 30, 2025
Reserve For Rsus
Reserve for RSUs

19.	Reserve for RSUs

On January 30, 2023, the Company granted 36,154 RSUs to various directors. 5,385 of these RSUs vested on January 30, 2024. The grant date fair value attributable to these 5,385 RSUs was $209,422, of which $105,244 was recorded as stock-based compensation in connection with the vesting of these RSUs during the year ended June 30, 2024 (2023 - $86,638).

RSUs with the Put Right Option which vest at various stages pending conditions of certain milestones are classified under other liabilities on the consolidated statements of financial position (see Note 16 for details).

On July 17, 2023, the Company granted 15,384 RSUs to an officer. The RSUs will vest at various stages depending on the Company’s volume weighted average price exceeding certain thresholds. As no vesting conditions were met, no stock-based compensation was recorded on these RSUs during the year ended June 30, 2024. On January 10, 2025, 7,692 of these RSUs had met certain milestones required to vest and were exercised. $97,911 was recorded in share-based payments on exercise.

On July 29, 2023, 769 RSUs were cancelled. As a result of this cancellation, an amount of $12,377 was reallocated from RSU reserve to accumulated deficit.

As at August 9, 2023, 12,308 RSUs with the Put Right Option had met certain milestones required to vest, and on September 26, 2023, the Company paid $534,240 (USD $400,000) to redeem these 12,308 RSUs (see Note 16 for details).

On February 14, 2024, 4,615 RSUs met certain milestones required to vest and 4,615 common shares were issued on exercise.

On January 9, 2025, the Company granted 890,375 RSUs to certain directors and consultants. The RSUs will vest at various stages depending on the Company’s volume weighted average price exceeding certain thresholds. As no vesting conditions were met, no stock-based compensation was recorded on these RSUs during the year ended June 30, 2025. See Note 23 for more details.

On January 10, 2025, the remaining 18,461 RSUs with the Put Right Option were exercised. The Company paid $863,280 (USD $600,000) to redeem these 18,461 RSUs at the Put Right Exercise Price.

As at June 30, 2025, the Company had 898,067 RSUs outstanding (2024 – 33,846 RSUs outstanding; 2023 – 36,154 RSUs outstanding).